Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Equity Income Fund, Inc.))	0 Months Ended
	Feb. 28, 2013
Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Years (or life of class, if less)	0.59%
10 Years (or life of class, if less)	7.38%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	5.99%	[1]
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years (or life of class, if less)	1.66%
10 Years (or life of class, if less)	7.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	6.31%	[1]
Class A
Average Annual Return:
1 Year	12.30%
5 Years (or life of class, if less)	3.08%
10 Years (or life of class, if less)	8.31%
Inception Date	Feb. 13, 1987
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.89%
5 Years (or life of class, if less)	2.50%
10 Years (or life of class, if less)	7.18%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	8.13%
5 Years (or life of class, if less)	2.46%
10 Years (or life of class, if less)	6.95%
Class B
Average Annual Return:
1 Year	13.07%
5 Years (or life of class, if less)	3.01%
10 Years (or life of class, if less)	8.39%
Inception Date	Mar. 03, 1997
Class C
Average Annual Return:
1 Year	17.25%
5 Years (or life of class, if less)	3.47%
10 Years (or life of class, if less)	8.05%
Inception Date	Mar. 03, 1997
Class N
Average Annual Return:
1 Year	17.71%
5 Years (or life of class, if less)	3.91%
10 Years (or life of class, if less)	8.53%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	19.53%
5 Years (or life of class, if less)	3.60%
10 Years (or life of class, if less)
Inception Date	Feb. 28, 2011

[1]	As of 2/28/11.